Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	$ 3,387,537	$ 436,106	$ 3,418,265	$ 3,537,962
Interest expense on lease liabilities (Note 16)	211,258	27,196	370,848	536,169
Amounts recognized in profit or loss	$ 3,598,795	$ 463,302	$ 3,789,113	$ 4,074,131